Loans Receivable (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
30-59 Days Past Due	$ 8,910	$ 4,489
60-89 Days Past Due	1,651	1,435
Greater Than 90 Days Past Due	10,408	12,165
Total Past Due	20,969	18,089
Current	416,012	383,312
Total Loans	436,981	401,401
Recorded Investments Greater than 90 Days and Accruing	229	279
Government [Member]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater Than 90 Days Past Due	0	0
Total Past Due	0	0
Current	8,869	8,643
Total Loans	8,869	8,643
Recorded Investments Greater than 90 Days and Accruing	0	0
Residential Real Estate Including Home Equity [Member]
30-59 Days Past Due	4,172	3,413
60-89 Days Past Due	1,145	874
Greater Than 90 Days Past Due	1,448	2,663
Total Past Due	6,765	6,950
Current	147,862	147,185
Total Loans	154,627	154,135
Recorded Investments Greater than 90 Days and Accruing	0	279
Consumer Loan [Member]
30-59 Days Past Due	0	7
60-89 Days Past Due	0	0
Greater Than 90 Days Past Due	0	0
Total Past Due	0	7
Current	347	465
Total Loans	347	472
Recorded Investments Greater than 90 Days and Accruing	0	0
Commercial Real Estate [Member]
30-59 Days Past Due	4,044	604
60-89 Days Past Due	390	238
Greater Than 90 Days Past Due	1,993	1,616
Total Past Due	6,427	2,458
Current	169,342	152,160
Total Loans	175,769	154,618
Recorded Investments Greater than 90 Days and Accruing	229	0
Commercial Participations Purchased [Member]
30-59 Days Past Due	5	7
60-89 Days Past Due	0	0
Greater Than 90 Days Past Due	5,442	7,169
Total Past Due	5,447	7,176
Current	22,593	13,064
Total Loans	28,040	20,240
Recorded Investments Greater than 90 Days and Accruing	0	0
Commercial Loan [Member]
30-59 Days Past Due	689	458
60-89 Days Past Due	116	323
Greater Than 90 Days Past Due	1,525	717
Total Past Due	2,330	1,498
Current	66,999	61,795
Total Loans	69,329	63,293
Recorded Investments Greater than 90 Days and Accruing	$ 0	$ 0